SHARE CAPITAL - Disclosure of detailed information about changes of warrants outstanding (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of classes of share capital [line items]
Number of warrants outstanding, beginning	25,909,296	28,792,928
Warrants exercise price, beginning	$ 3.18	$ 3.18
Warrant issued	10,150	82,650
Weighted average exercise price, issued	$ 3	$ 3
Warrant exercised	(26,307)	(2,966,282)
Weighted average exercise price, exercised	$ 1.75	$ 3.15
Warrant expired	(5,791,893)
Weighted average exercise price, expired	$ 4
Number of warrants outstanding, ending	20,101,246	25,909,296
Warrants exercise price, ending	$ 2.95	$ 3.18